Significant Events, Acquisition and Divestures - Summary of Financial Restructuring, Financial Debt (Gross) Level (Parenthetical) (Detail) $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [Abstract]
Exchange rate	1.1993
Aggregate outstanding principal amount of notes	$ 2,955.3	$ 2,850.4	$ 2,884.8